Due from controlling shareholder (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Due from controlling shareholder

3.	Due from controlling shareholder

Due from controlling shareholder were deposit of $30,000 made on behalf of Forever Prosperous to a public shell company for reverse acquisition and other advance of $690 to Forever Prosperous for its daily operations.